Commitments And Contingencies	12 Months Ended
Dec. 31, 2023
Other Commitments [Line Items]
Commitments And Contingencies
13. Commitments and Contingencies
License and Collaboration Agreements
During 2018, the Company entered into an exclusive patent license agreement (the “license agreement”), with a term that continued unless terminated by the Company or the licensor. The license agreement contained annual license maintenance fee payments, milestone payments, as well as payments based on a percentage of net sales. Under the license agreement, the Company issued shares of its common stock to the licensor representing four percent of the Company’s capital stock on a fully diluted basis.
The license agreement obligated the Company to pay fixed annual license maintenance fees of $100 for the year ended December 31, 2022, and $100 per year thereafter until the Company or the licensor terminates the license.
The license agreement obligated the Company to pay fixed milestone payments upon the achievement of certain sales thresholds. The payments total $150, and the maximum sales threshold is $25,000. The Company did not trigger any payments to the licensor during the years ended December 31, 2023, and 2022.
The license agreement obligated the Company to pay a royalty calculated as two percent
of net sales. The license agreement also requires the Company to make payments related to any sublicensing agreements, with varying amounts based on the type of sublicense. The Company paid zero in royalties during the years ended December 31, 2023, and 2022. On February 10, 2023, the Company terminated the license agreement by written notice to the licensor. Subsequent to the termination of the license agreement, all licensing rights held by the Company were forfeited to the licensor. The Company did not owe any accrued obligations or payments to the licensor after the license agreement was terminated.
Andretti Agreements
On February 10, 2022, the Company entered into a sponsorship agreement for marketing services to be provided by Andretti Autosport Holding Company, LLC (f/k/a Andretti Autosport Holding Company, Inc., “Andretti Global”). The total commitment under the sponsorship agreement is $8,000 and is due and payable over the period of February 2022 through July 2024. Through December 31, 2023, the Company has paid $3,500 under the agreement and for the years ended December 31, 2023 and 2022, the Company recorded $
2,783
and $
2,435
respectively, in sales and marketing expense related to the sponsorship agreement. There was $
1,500
included in accounts payable as of December 31, 2023 related to the sponsorship agreement. The remaining commitment of $
3,000
will be due and payable from January to July 2024.
Advisory Agreement
On September 13, 2023, the Company entered into an agreement with a third party for advisory services to be provided in connection with a merger or similar transactions. Pursuant to the agreement, in the event of a merger with a special purpose acquisition company in which gross cash raised in the merger is below $
40,000
the Company is obligated to pay the third party a cash fee of $
750
at the closing date of such transaction and cause to be issued to the third party common stock of the special purpose acquisition company in an amount equal to $
500
. In March 2024, the payment terms were amended to provide for a cash fee of $
1,250
, to be paid by the issuance of a Senior Secured Note with a principal amount of $
1,000
and the remaining $
250
in six monthly installments in cash of $
42
per month commencing on May 15, 2024. The Senior Secured Note issued to the third party has the same terms as the Senior Secured Notes issued to other noteholders. Additionally, in the event of an offering of securities by the Company, the third party is entitled to a cash placement fee equal to
5
% of the aggregate purchase price paid by each purchaser of securities sold to investors introduced to the Company by the third party.

ANDRETTI ACQUISITION CORP. [Member]
Other Commitments [Line Items]
Commitments And Contingencies
NOTE 6 — COMMITMENTS AND CONTINGENCIES
Registration and Shareholders Rights
Pursuant to a registration and shareholder rights agreement entered into on January 12, 2022, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A Ordinary Shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provide that no sales of these securities will be effected until after the expiration of the applicable lockup period. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On September 25, 2023, the Company received a letter from RBC Capital Markets, LLC waiving their rights to the deferred underwriting fee subject to the closing of the announced proposed business combination with Zapata Computing.
Consulting Agreements
On February 16, 2021, the Company entered into a consulting agreement with ICR, LLC (“ICR”), pursuant to which ICR will provide investor and media relations support in connection with the search for a potential Business Combination. The fees in connection with the services rendered are expensed as incurred. In connection with the consulting agreement, a success fee of $250,000 is due and payable solely upon successful completion of a Business Combination. As such, this fee is not reflected on the Company’s consolidated statements of operation or consolidated balance sheets as of December 31, 2023.
On December 22, 2022, the Company entered into an engagement letter with KPMG LLP (“KPMG”), pursuant to which KPMG will assist the Company in performing due diligence in connection with the initial Business Combination. The Company paid a $275,000 and $450,554 fee in January 2023 and March 2023, respectively, to KPMG in connection with this arrangement. The fees in connection with the services rendered are expensed as incurred and are payable upon the earlier of the termination of KPMG’s engagement and the closing of the Initial Business Combination. During the year ended December 31, 2023, the Company paid $725,554 towards this engagement and no further balance is due.
On January 24, 2023, the Company entered into a letter agreement with Kroll, LLC (“Duff & Phelps”), pursuant to which Duff & Phelps will serve as an independent financial advisor to the Board of the Company and will provide a fairness opinion regarding the initial Business Combination. The Company paid a $50,000 non-refundable
retainer fee in January 2023 to Duff & Phelps in connection with this arrangement. The Company has agreed to pay Duff & Phelps an additional (i) $150,000 fee payable upon Duff & Phelps informing the Company that it is prepared to deliver a fairness opinion in connection with the initial Business Combination and (ii) $400,000 fee payable upon closing of the initial Business Combination. As of December 31, 2023, the opinion was delivered as such, the Company paid $224,918. As of December 31, 2023, the Company incurred fees totaling $624,918, of which $400,000 is included in accrued expenses on the Company’s consolidated balance sheets.
On January 24, 2023, the Company entered into an engagement letter with Cassels Brock & Blackwell LLP (“Cassels”), pursuant to which Cassels will represent the Company as Canadian counsel in connection with the initial Business Combination. The fees in connection with the services rendered are expensed as incurred. As of December 31, 2023 the Company recorded $155,000 to accounts payable on the consolidated balance sheet.
On February 3, 2023, the Company entered into an engagement letter with Macfarlanes LLP (“Macfarlanes”), pursuant to which Macfarlanes will represent the Company as English law counsel in connection with the initial Business Combination. The fees in connection with the services rendered are expensed as incurred. As of December 31, 2023 the Company had paid Macfarlanes $472,526. The Company does not expect to incur any additional costs from this agreement.
On April 12, 2023, the Company entered into an engagement letter with KPMG LLP (“KPMG”), pursuant to which KPMG will assist the Company in performing due diligence in connection with a prospective initial Business Combination. The Company paid a total of $459,870 in fees in April and May 2023 to KPMG in connection with this arrangement. In connection with the engagement letter, an additional $919,740 is due and payable upon successful completion of the Business Combination with a specified target company. The fees in connection with the services rendered are expensed as incurred.
On June 12, 2023, the Company entered into a letter agreement with MacKenzie Partners, Inc. (“MacKenzie”), pursuant to which MacKenzie provided advisory, consulting and proxy solicitation services for the Extraordinary

General Meeting. The Company agreed to pay MacKenzie a fee of $15,000 plus expenses, payable following the conclusion of the Extraordinary General Meeting. As of December 31, 2023 the Company incurred and paid $26,803 of fees to Mackenzie.
On June 26, 2023, the Company entered into an engagement letter with Bass, Berry & Sims PLC (“Bass, Berry & Sims”), pursuant to which Bass, Berry & Sims will represent the Company as outside counsel in connection with the initial Business Combination. The fees in connection with the services rendered are expensed as incurred. As of December 31, 2023, the Company has paid $22,754 and there are no accrued expenses related to this agreement on the consolidated balance sheet. No further fees are expected in connection with this agreement.
On August 28, 2023, the Company entered into an engagement letter with Dentons UK and Middle East LLP (“Dentons”), pursuant to which Dentons will provide legal advising on any filings requirements as a result of the transaction in Spain or the United Kingdom. The fees in connection with the services rendered are expensed as incurred and are due upon the completion of the initial business combination. As of December 31, 2023, the Company has incurred $27,763 in fees which are included in accrued expenses on the Company’s consolidated balance sheets. The Company does expect to incur any additional costs from this agreement.
On November 7, 2023, the Company entered into a letter agreement with MacKenzie, pursuant to which MacKenzie provided advisory, consulting and proxy solicitation services for the Extraordinary General Meeting in connection with the approval of the Zapata Business Combination. The Company agreed to pay MacKenzie a fee of $17,500 plus expenses, payable following the conclusion of the Extraordinary General Meeting. As of December 31, 2023, the Company accrued $5,000 of fees to Mackenzie which would be due should the Extraordinary General Meeting not occur.
Legal Fees
As of December 31, 2023 and 2022, the Company had a total of $4,040,000 and $160,000, respectively, of deferred legal fees to be paid to the Company’s legal advisors upon consummation of the Business Combination, which are included in the accompanying consolidated balance sheets as of December 31, 2023 and 2022, respectively.
Engagement Letter
On July 4, 2023, the Company entered into an engagement letter with Cohen & Company Capital Markets (“Cohen”), pursuant to which Cohen will act as capital markets advisor to the Company in connection with the initial Business Combination. The Company agreed to pay Cohen a fee of (i) $500,000 in cash payable upon the closing of the initial Business Combination, plus (ii) $1,000,000 in either cash or post-Business Combination equity, payable 180 days after the closing of the initial Business Combination plus (iii) $1,000,000 payable in either cash or post-Business Combination equity, payable 270 calendar days following the initial Business Combination.
On July 5, 2023, the Company entered into an engagement letter with Kroll Associates, Inc. (“Kroll”), pursuant to which Kroll will provide due diligence services in connection with the initial Business Combination.
Non-Redemption
Agreements
On July 6, 2023, the Company and Sponsor, entered into
non-redemption
agreements (the
“Non-Redemption
Agreements”) with unaffiliated third parties (the “Investors”). Pursuant to the
Non-Redemption
Agreements, the Investors agreed not to redeem an aggregate of 3.5 million Class A ordinary shares of the Company (the
“Non-Redeemed
Shares”) in connection with the Extraordinary General Meeting held. In exchange for the foregoing commitments not to redeem such shares, the Sponsor has agreed to transfer to the Investors an aggregate of 875,000 Class B ordinary shares of the Company held by the Sponsor immediately following consummation of an initial business combination if the investors continue to hold such
Non-Redeemed
Shares through the Extraordinary General Meeting. As a result of the transfer of the shares only occurring at the consummation of an initial business combination, no expense has been recorded as of December 31, 2023. Upon the consummation of the initial business combination, the Company will record an expense which is representative of a capital contribution from the Sponsor.
On July 14, 2023, the Company held an extraordinary general meeting of the Company’s shareholders (the “Extraordinary General Meeting”). At the Extraordinary General Meeting, the Company’s shareholders approved amendments (the “Articles Amendment”) to the Articles to (i) extend the date by which the Company must consummate its initial business combination from July 18, 2023 to April 18, 2024, or such earlier date as determined by the Company’s board of directors in its sole and absolute discretion (the “Extension”), and (ii) eliminate the limitation that the Company shall not redeem its Class A ordinary shares included as part of the units sold in the Company’s initial public offering (such shares, including any shares issued in exchange thereof, the “public shares”) that was consummated on January 18, 2022 (the “IPO”) to the extent that such redemption would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation”).
In connection with the July 14, 2023 special meeting, shareholders holding an aggregate of 15,105,199 of the Company’s Class A ordinary shares exercised their right to redeem their shares prior to the redemption deadline on July 12, 2023. Following the withdrawals from the trust account in connection with such redemptions, approximately $84.2 million remained in the trust account (based on the redemption amount of $10.66 per share).
Business Combination Agreement
On September 6, 2023, Andretti Acquisition Corp., a Cayman Islands exempted company incorporated with limited liability, entered into a Business Combination Agreement (as it may be amended and/or restated from time to time, the “Business Combination Agreement”) with Tigre Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub”) and Zapata Computing, Inc., a Delaware corporation (“Zapata”).
Merger Consideration
At the effective time of the Merger:

(i)
each share of Zapata’s preferred stock, par value $0.0001 per share (the “Zapata Preferred Stock”) will be converted the right to receive a number of newly issued shares of New Parent Common Stock equal to the Per Share Preferred Stock Consideration (as defined in the Business Combination Agreement) in accordance with the terms of the Business Combination Agreement;

(ii)
each share of Zapata’s common stock, par value of $0.0001 (the “Zapata Common Stock”) will be converted into the right to receive a number of newly issued shares of New Parent Common Stock equal to the Per Share Common Stock Consideration (as defined in the Business Combination Agreement) in accordance with the terms of the Business Combination Agreement; and

(iii)
each option to purchase shares of Zapata’s common stock, whether or not exercisable and whether or not vested (each, a “Zapata Option”) will automatically be converted into an option to purchase, on the same terms and conditions as were applicable to such Zapata Option immediately prior to the Effective Time, including applicable vesting conditions, a number of shares of New Parent Common Stock determined in accordance with the terms of the Business Combination Agreement.

The aggregate value of the consideration that the holders of Zapata’s securities collectively shall be entitled to receive from Company in connection with the Business Combination shall not exceed $200,000,000 (calculated with each share of New Parent Common Stock deemed to have a value of $10 per share).
Other Agreements in Connection with the Business Combination Agreement:
Sponsor Support Agreement
Concurrently with the execution of the Business Combination Agreement, SPAC, the Sponsor, and certain key equity holders of the Sponsor entered into a certain Sponsor Support Agreement, which amended and restated in its entirety that certain letter, dated January 12, 2022, by and among such parties. Pursuant to the Sponsor Support Agreement, those certain equity holders who are parties thereto agreed to: (a) vote all shares of the SPAC Common Stock beneficially owned by them (including any additional shares of SPAC Common Stock over which they acquire ownership or the power to vote) in favor of the Merger and all other transactions contemplated by the Business Combination Agreement; (b) the continued
lock-up
of the founder shares held by such persons for the earlier of (i) one (1) year or (ii) the date on which the post-Closing share price equals or exceeds $12 for twenty (20) trading days in a thirty (30)-trading day period commencing at least one hundred and fifty (150) days after the Closing (or in the event of a liquidation, merger or other similar event); and (c) the continued
lock-up
of the private placement warrants until thirty (30) days following Closing.
Additionally, the Sponsor Support Agreement provides that the Sponsor Shares are subject to certain vesting and forfeiture conditions based on: (a) the total dollar amount of cash or cash equivalents available in the Trust Account after any redemptions plus (b) the total amount of financing raised by both SPAC and Zapata (including any bridge financing raised by Zapata prior to the Closing Date) to be consummated prior to the consummation of the Merger (all such amounts, the “Closing Available Cash”) as follows:

•	If the Closing Available Cash is an amount equal to $ 25 million or more, then all Sponsor Shares will be fully vested;

•	If the Closing Available Cash is $ 10 million or less, then 30 % of the Sponsor Shares will be unvested and subject to forfeiture; and

•
If the Closing Available Cash is more than $
10
 million but less than $25 million then the number of Sponsor Shares that will be unvested and subject to forfeiture will be determined by straight line interpolation between zero and
30
% of the number of Sponsor Shares.

Any Sponsor Shares subject to vesting will become vested if, within three years of the Closing, the closing price of the New Company Common Stock on the NYSE (or other exchange or other market where the New Company Common Stock is then traded) equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30 trading day period, or if there is a change of control of the Company. If neither of these events occur within three years of the Closing, then the unvested Sponsor Shares will be forfeited.
The vesting provisions were analyzed under ASC 480 and ASC 815 and determined equity classification
was not precluded and should remain classified as permanent equity until the business combination is consummated.
On December 19, 2023, Andretti and Zapata entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) pursuant to which Lincoln Park has agreed to purchase from the Surviving Company, at the option the Surviving Company, up to $
75,000,000
of shares of common stock, par value $
0.0001
per share, of the Surviving Company (“New Company Common Stock”) from time to time over a
36-month
period following the closing of the Business Combination (the “Closing”) and upon the satisfaction of certain other conditions set forth in the Purchase Agreement. The Purchase Agreement is subject to certain limitations including, but not limited to, the filing and effectiveness of the registration statement covering shares of New Company Common Stock that are issuable to Lincoln Park under the Purchase Agreement (the “Lincoln Park Registration Statement”). Pursuant to the Purchase Agreement, the Surviving Company will pay Lincoln Park a commitment fee of $
1,687,500
(the “Commitment Fee”) as follows: (i) on the business day prior to the filing of the Lincoln Park Registration Statement, $
562,500
in shares of New Company Common Stock and (ii) on the business day prior to the filing of the Lincoln Park Registration Statement, the Surviving Company
may elect to pay the remaining $
1,125,000
amount of the Commitment Fee in either cash or shares of New Company Common Stock. The Purchase Agreement further provides that the Surviving Company may not issue any securities pursuant to the Purchase Agreement if such issuance would reasonably be expected to result in a violation of the U.S. Securities Act of 1933, as amended (the “Securities Act”) or a breach of the rules and regulations of the principal market on which the New Company Common Stock is traded.
In connection with the Purchase Agreement, on December 19, 2023, Andretti and Zapata also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Lincoln Park, pursuant to which the Surviving Company has agreed to file the Lincoln Park Registration Statement with the Securities and Exchange Commission (the “SEC”) within forty-five (45) days following the Closing.